Annual Total Returns[BarChart] - Aggressive Growth Lifestyle Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.17%)	15.21%	21.96%	4.30%	(0.90%)	8.78%	16.26%	(8.60%)	23.04%	13.47%